Schedule of Investments (unaudited)	iShares® MSCI Water Management Multisector ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Beverages — 10.0%
Coca-Cola Europacific Partners PLC	1,160	$70,342
Coca-Cola Femsa SAB de CV	2,800	23,534
Diageo PLC	9,052	316,832
Fomento Economico Mexicano SAB de CV	11,600	147,520
		558,228
Building Products — 10.9%
Astral Ltd.	3,076	71,915
Geberit AG, Registered	656	368,025
Genuit Group PLC	11,672	47,793
Zurn Elkay Water Solutions Corp.	3,984	117,289
		605,022
Chemicals — 7.0%
Ecolab Inc.	1,333	255,576
Ganfeng Lithium Co. Ltd., Class H(a)	800	2,560
Johnson Matthey PLC	980	19,207
Saudi Basic Industries Corp.	5,224	110,287
		387,630
Commercial Services & Supplies — 1.0%
China Everbright Environment Group Ltd.	176,000	57,873

Construction Materials — 2.1%
Wienerberger AG	4,080	116,407

Electric Utilities — 0.6%
Verbund AG	364	34,675

Electronic Equipment, Instruments & Components — 2.8%
Badger Meter Inc.	1,044	153,854

Food Products — 4.3%
Britannia Industries Ltd.	596	34,653
Kellogg Co.	1,528	80,281
McCormick & Co. Inc./MD, NVS	1,432	92,837
Tata Consumer Products Ltd.	3,040	34,327
		242,098
Hotels, Restaurants & Leisure — 10.1%
Fosun Tourism Group(a)	1,200	929
Hilton Worldwide Holdings Inc.	1,464	245,249
Marriott International Inc., Class A	1,536	311,347
Star Entertainment Grp Ltd. (The)	4,576	1,588
		559,113
Independent Power and Renewable Electricity Producers — 0.8%
AES Brasil Energia SA(b)	4,056	8,957
Auren Energia SA	3,548	10,589
Meridian Energy Ltd.	7,656	24,601
		44,147
Machinery — 16.9%
Energy Recovery Inc.(b)	2,416	46,049
Franklin Electric Co. Inc.	1,453	129,317
Kurita Water Industries Ltd.	3,700	131,376
Security	Shares	Value

Machinery (continued)
METAWATER Co. Ltd.	1,300	$18,002
Organo Corp.	1,200	49,242
Takuma Co. Ltd.	3,100	34,230
Watts Water Technologies Inc., Class A	944	181,730
Xylem Inc./NY	3,308	347,770
		937,716
Multi-Utilities — 4.7%
ACEA SpA	356	4,855
Veolia Environnement SA	8,080	254,266
		259,121
Real Estate Management & Development — 0.4%
Amata Corp. PCL, NVDR	3,600	2,559
Swire Pacific Ltd., Class A	3,000	19,442
		22,001
Semiconductors & Semiconductor Equipment — 12.1%
Macronix International Co. Ltd.	16,000	14,744
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	347,551
Texas Instruments Inc.	2,038	311,223
		673,518
Trading Companies & Distributors — 2.3%
Core & Main Inc., Class A(b)	3,612	126,528

Water Utilities — 13.1%
AlKhorayef Water & Power Technologies Co.	494	20,648
American States Water Co.	1,412	112,819
American Water Works Co. Inc.	2,451	323,140
Beijing Enterprises Water Group Ltd.	184,000	36,968
Cia de Saneamento de Minas Gerais Copasa MG	8,744	33,203
Cia. de Saneamento Basico do Estado de Sao Paulo	12,060	165,535
Cia. de Saneamento do Parana	7,172	38,220
		730,533
Total Common Stocks — 99.1%
(Cost: $5,089,858)		5,508,464

Preferred Stocks

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	23,328	25,025

Total Preferred Stocks — 0.5%
(Cost: $16,956)		25,025

Total Investments — 99.6%
(Cost: $5,106,814)		5,533,489

Other Assets Less Liabilities — 0.4%		22,565

Net Assets — 100.0%		$5,556,054

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Water Management Multisector ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(21	)(b)	$21	$—	$—	—	$7	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	19		—
					$21	$—	$—		$26		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	12/15/23	$23	$(3)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,353,557	$2,154,907	$—	$5,508,464

Schedule of Investments (unaudited) (continued)	iShares® MSCI Water Management Multisector ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$25,025	$—	$—	$25,025
	$3,378,582	$2,154,907	$—	$5,533,489
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3)	$—	$—	$(3)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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